Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements
Note 17: Fair value measurements

The following table presents the financial assets and liabilities that are measured at fair value on a recurring basis. Management classifies these items based on the type of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies".

Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by management.

Financial instruments in Level 1 include US and UK Government Treasury notes.

Financial instruments in Level 2 include government debt securities, mortgage-backed securities and other asset-backed securities, forward foreign exchange contracts and mutual funds not actively traded.

Financial instruments in Level 3 include asset-backed securities for which the market is relatively illiquid and for which information about actual trading prices is not readily available.

During the year ended December 31, 2022, there were no transfers between Level 1 and Level 2. There was a transfer out of Level 3 into Level 2 due to increased price observability. There were no transfers between Level 1 and Level 2 or Level 2 and Level 3 during the year ended December 31, 2021.

	December 31, 2022				December 31, 2021
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	—	236	—	236	—	222	—	222
Total equity securities	—	236	—	236	—	222	—	222

Available-for-sale investments
US government and federal agencies	838,938	873,838	—	1,712,776	823,809	2,319,815	—	3,143,624
Non-US governments debt securities	229,071	22,392	—	251,463	267,200	22,393	—	289,593
Asset-backed securities - Student loans	—	5,626	—	5,626	—	—	13,174	13,174
Residential mortgage-backed securities	—	19,000	—	19,000	—	27,339	—	27,339
Total available-for-sale	1,068,009	920,856	—	1,988,865	1,091,009	2,369,547	13,174	3,473,730

Other assets - Derivatives	—	6,509	—	6,509	—	8,120	—	8,120

Financial liabilities
Other liabilities - Derivatives	—	6,254	—	6,254	—	3,424	—	3,424
Level 3 Reconciliation
The Level 3 financial instrument, shown as Asset-backed securities - Student loans in the above table, is a federal family education loan program guaranteed student loan security and was valued using a non-binding quote from an external security pricing service. During the year ended December 31, 2022, this instrument was transferred to Level 2 due to increased price observability.

The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2022	December 31, 2021	December 31, 2020
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	13,174	12,945	12,891
Proceeds from sales, paydowns and maturities	(7,631)	—	—
Change in unrealized gains (losses) recognized in other comprehensive income	102	229	54
Realized and unrealized gains recognized in net income	(19)	—	—
Transfers in (out of) Level 3 out of (into) Level 2 - AFS	(5,626)	—	—
Carrying amount at end of year	—	13,174	12,945
Cumulative gain (loss) recognized in other comprehensive income	(14)	(116)	(345)

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2022			December 31, 2021
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash and cash equivalents	Level 1	2,100,787	2,100,787	—	2,179,833	2,179,833	—
Securities purchased under agreements to resell	Level 2	59,871	59,871	—	96,107	96,107	—
Short-term investments	Level 1	884,478	884,478	—	1,198,918	1,198,918	—
Investments held-to-maturity	Level 2	3,738,080	3,197,508	(540,572)	2,763,344	2,786,112	22,768
Loans, net of allowance for credit losses	Level 2	5,096,430	5,049,570	(46,860)	5,240,670	5,265,049	24,379
Other real estate owned¹	Level 2	800	800	—	691	691	—

Financial liabilities
Term deposits	Level 2	3,107,248	3,108,511	(1,263)	2,944,946	2,948,625	(3,679)
Long-term debt	Level 2	172,289	177,919	(5,630)	171,876	158,993	12,883
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.
Note 18: Interest rate risk

The following tables set out the assets, liabilities and shareholders' equity on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may pre-pay earlier, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

December 31, 2022	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash and cash equivalents	2,008	—	—	—	—	93	2,101
Securities purchased under agreement to resell	60	—	—	—	—	—	60
Short-term investments	406	422	56	—	—	—	884
Investments	6	8	179	943	4,592	—	5,728
Loans	2,927	35	166	1,533	406	29	5,096
Other assets	—	—	—	—	—	437	437
Total assets	5,407	465	401	2,476	4,998	559	14,306

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	865	865
Demand deposits	6,819	25	—	—	—	3,040	9,884
Term deposits	2,126	457	437	87	—	—	3,107
Other liabilities	—	—	—	—	—	278	278
Long-term debt	—	75	—	97	—	—	172
Total liabilities and shareholders' equity	8,945	557	437	184	—	4,183	14,306

Interest rate sensitivity gap	(3,538)	(92)	(36)	2,292	4,998	(3,624)	—
Cumulative interest rate sensitivity gap	(3,538)	(3,630)	(3,666)	(1,374)	3,624	—	—

December 31, 2021	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash and cash equivalents	2,064	—	—	—	—	116	2,180
Securities purchased under agreement to resell	96	—	—	—	—	—	96
Short-term investments	842	252	105	—	—	—	1,199
Investments	14	9	14	1,173	5,027	—	6,237
Loans	4,208	22	91	705	182	33	5,241
Other assets	—	—	—	—	—	382	382
Total assets	7,224	283	210	1,878	5,209	531	15,335

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	977	977
Demand deposits	8,077	—	27	—	—	2,821	10,925
Term deposits	1,658	587	602	98	—	—	2,945
Other liabilities	—	—	—	—	—	316	316
Long-term debt	—	—	—	172	—	—	172
Total liabilities and shareholders' equity	9,735	587	629	270	—	4,114	15,335

Interest rate sensitivity gap	(2,511)	(304)	(419)	1,608	5,209	(3,583)	—
Cumulative interest rate sensitivity gap	(2,511)	(2,815)	(3,234)	(1,626)	3,583	—	—